Note K - Fair Value (Detail) - Changes in our Financial Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance			$ 31,777,000
Increase in allowance for loan losses	(50,000)	(955,000)	(815,000)	(955,000)	(1,028,000)	(8,300,000)
Purchase and additions of assets
Transfer of real estate loan and allowance on real estate loan to asset held for sale			72,000
Write-off of allowance on uncollectible loan					8,090,000
Sales, pay downs and reduction of assets
Balance	27,140,000		27,140,000		31,777,000
Collections And Settlements Of Principal And Sales Of Investment In Real Estate Loans [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Sales, pay downs and reduction of assets
Collections and Settlements			(19,351,000)
Reduction Of Loan Balance Following Settlement Of Loan [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Sales, pay downs and reduction of assets
Collections and Settlements			(11,565,000)
Transfer of Allowance on Real Estate Loans to Real Estate Held for Sale [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers Out			14,000
Transfer of Allowance on Real Estate Loans Converted to Unsecured Notes Receivable [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers Out			2,715,000
Transfer of Real Estate Loans to Real Estate Held for Sale [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers Out			(45,000)
Assets Held-for-sale [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfer of real estate loan and allowance on real estate loan to asset held for sale			(10,669,000)
Conversion Of Real Estate Loans To Unsecured Notes Payable [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers Out			(2,715,000)
Reduction Of Allowance On Real Estate Loans Due To Loan Payments [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Reduction of allowance on real estate loans			4,239,000
Reduction Of Allowance On Real Estate Loans Following Settlement Of Loan [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Reduction of allowance on real estate loans			11,565,000
Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Balance			30,646,000
Increase in allowance for loan losses			(815,000)
Purchase and additions of assets
Transfer of real estate loan and allowance on real estate loan to asset held for sale			1,705,000
New mortgage loans and mortgage loans acquired			20,285,000
Write-off of allowance on uncollectible loan			3,250,000
Sales, pay downs and reduction of assets
Write-off of uncollectible loan			(3,250,000)
Temporary change in estimated fair value based on future cash flows			1,231,000
Balance	$ 27,240,000		$ 27,240,000